Supplemental Oil and Gas Information (unaudited) (Tables)	12 Months Ended
Dec. 31, 2021
Supplemental Oil and Gas Information (unaudited)
Schedule of Proved Developed and Undeveloped Reserves

	Natural Gas	Oil
	(MMcf)	(MBbl)	MBoe
Proved Developed and Undeveloped Reserves at December 31, 2018	13,148	4,722	6,914
Revisions of Previous Estimates	(7,494)	(1,681)	(2,930)
Extensions, Discoveries and Other Additions	1,704	917	1,201
Acquisition of Reserves	19,686	1,788	5,069
Production	(1,309)	(386)	(604)
Proved Developed and Undeveloped Reserves at December 31, 2019	25,735	5,360	9,650
Revisions of Previous Estimates	(10,129)	(101)	(1,790)
Extensions, Discoveries and Other Additions	950	798	956
Acquisition of Reserves	8,615	3,918	5,353
Production	(2,506)	(626)	(1,043)
Proved Developed and Undeveloped Reserves at December 31, 2020	22,665	9,349	13,126
Revisions of Previous Estimates	1,838	186	493
Extensions, Discoveries and Other Additions	8,505	1,948	3,365
Acquisition of Reserves	39,254	7,673	14,216
Production	(8,761)	(2,295)	(3,755)
Proved Developed and Undeveloped Reserves at December 31, 2021	63,501	16,861	27,445

	Natural Gas	Oil
	(MMcf)	(MBbl)	MBoe
Proved Developed Reserves:
December 31, 2018	442	530	604
December 31, 2019	8,381	2,177	3,574
December 31, 2020	15,479	5,256	7,836
December 31, 2021	30,710	6,815	11,934
Proved Undeveloped Reserves:
December 31, 2018	12,706	4,192	6,310
December 31, 2019	17,354	3,183	6,076
December 31, 2020	7,186	4,093	5,290
December 31, 2021	32,791	10,046	15,511

Schedule of standardized measure of discounted future net cash flows attributable to the Partnership's proved oil and natural gas reserves

The following table sets forth the standardized measure of discounted future net cash flows attributable to the Partnership’s proved oil and natural gas reserves as of December 31, 2021, 2020 and 2019:

	December 31,
	2021	2020	2019

	(In thousands)
Future cash inflows	$1,428,934	$391,069	$345,651
Future production costs	(381,379)	(145,370)	(92,391)
Future development costs	(175,771)	(66,800)	(89,055)
Future income tax expense	(5,272)	(1,893)	(1,592)
Future net cash flows	866,512	177,006	162,613
10% discount for estimated timing of cash flows	(313,947)	(71,106)	(78,244)
Standardized measure of discounted future net cash flows	$552,565	$105,900	$84,369

Summary of the changes in the standardized measure of discounted future net cash flows attributable to the Partnership's proved reserves

	December 31,
	2021	2020	2019

	(In thousands)
Balance, beginning of year	$105,900	$84,369	$80,986
Sales of oil and natural gas produced, net of production costs	(174,377)	(21,328)	(19,246)
Extensions and discoveries	43,615	7,579	14,068
Previously estimated development cost incurred during the period	12,545	21,346	18,317
Net change of prices and production costs	185,875	(42,576)	(20,175)
Change in future development costs	(2,877)	4,157	(1,745)
Revisions of quantity and timing estimates	15,854	(10,497)	(27,921)
Accretion of discount	10,702	8,516	8,190
Change in income taxes	(2,194)	(332)	125
Acquisition of Reserves	332,947	60,676	33,708
Other	24,575	(6,010)	(1,938)
Balance, end of period	$552,565	$105,900	$84,369